Marketable debt securities - Senior Unsecured Notes (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Apr. 14, 2020
Financial liabilities
Total financial liabilities	$ 1,477,724	$ 1,644,023
Marketable debt securities
Financial liabilities
Total financial liabilities	101,682	132,117
Senior Unsecured Notes
Financial liabilities
Financial liabilities	56,396	54,586
Accrued interest	405	490
Total financial liabilities	56,801	55,076
Senior Unsecured Notes November 9, 2022
Financial liabilities
Financial liabilities	$ 20,508	$ 19,827
Interest rate (as a percent)	4.13%	4.125%
Senior Unsecured Note, April 17, 2025
Financial liabilities
Financial liabilities	$ 35,888	$ 34,759
Interest rate (as a percent)	5.38%	5.375%	5.375%